Revenue and segment information - Summary of revenue and segment information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue and segment information
Revenue	¥ 650,706	$ 94,344	¥ 531,950	¥ 424,485
Segment profit	281,428	$ 40,804	337,967	260,217
Diagnosis and monitoring - provision of LDT services
Revenue and segment information
Revenue	542,338		337,844	291,702
Segment profit	250,819		231,186	198,170
Diagnosis and monitoring - sale of IVD products
Revenue and segment information
Revenue	60,269		154,543	93,982
Segment profit	24,734		99,993	60,266
Development services
Revenue and segment information
Revenue	48,099		39,563	38,801
Segment profit	¥ 5,875		¥ 6,788	¥ 1,781